UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3864

                            OPPENHEIMER BALANCED FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

           Date of reporting period: OCTOBER 1, 2004 - MARCH 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                       6.1%
--------------------------------------------------------------------------------
Software                                                                    4.8
--------------------------------------------------------------------------------
Oil & Gas                                                                   3.7
--------------------------------------------------------------------------------
Pharmaceuticals                                                             3.4
--------------------------------------------------------------------------------
Aerospace & Defense                                                         3.4
--------------------------------------------------------------------------------
Diversified Financial Services                                              3.1
--------------------------------------------------------------------------------
Insurance                                                                   2.3
--------------------------------------------------------------------------------
Tobacco                                                                     2.1
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              2.1
--------------------------------------------------------------------------------
Computers & Peripherals                                                     2.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A                                                2.5%
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                  2.5
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         2.5
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          2.1
--------------------------------------------------------------------------------
Cendant Corp.                                                               2.1
--------------------------------------------------------------------------------
International Business Machines Corp.                                       1.6
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                             1.3
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             1.2
--------------------------------------------------------------------------------
IDT Corp., Cl. B                                                            1.2
--------------------------------------------------------------------------------
Constellation Brands, Inc., Cl. A                                           1.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                          9 | OPPENHEIMER BALANCED FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

PORTFOLIO ALLOCATION

    Bonds and Notes                                50.4%
    Stocks                                         42.6
    Cash Equivalents                                7.0

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on total investments.
--------------------------------------------------------------------------------


                         10 | OPPENHEIMER BALANCED FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 4/24/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 4/1/91, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since-inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         11 | OPPENHEIMER BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         12 | OPPENHEIMER BALANCED FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         BEGINNING         ENDING                EXPENSES
                         ACCOUNT           ACCOUNT               PAID DURING
                         VALUE             VALUE                 6 MONTHS ENDED
                         (10/1/04)         (3/31/05)             MARCH 31, 2005
--------------------------------------------------------------------------------
Class A Actual           $1,000.00         $1,063.20             $  5.41
--------------------------------------------------------------------------------
Class A Hypothetical      1,000.00          1,019.70                5.30
--------------------------------------------------------------------------------
Class B Actual            1,000.00          1,058.50               10.21
--------------------------------------------------------------------------------
Class B Hypothetical      1,000.00          1,015.06               10.00
--------------------------------------------------------------------------------
Class C Actual            1,000.00          1,058.40                9.85
--------------------------------------------------------------------------------
Class C Hypothetical      1,000.00          1,015.41                9.64
--------------------------------------------------------------------------------
Class N Actual            1,000.00          1,061.10                7.74
--------------------------------------------------------------------------------
Class N Hypothetical      1,000.00          1,017.45                7.57

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2005 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                1.05%
--------------------------------
Class B                1.98
--------------------------------
Class C                1.91
--------------------------------
Class N                1.50


                         13 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  March 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                             VALUE
                                                                                          SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--51.4%
------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.9%
------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
McDonald's Corp.                                                                         217,200    $    6,763,608
------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
WCI Communities, Inc. 1                                                                   97,400         2,929,792
------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
IAC/InterActiveCorp 1                                                                    144,400         3,215,788
------------------------------------------------------------------------------------------------------------------
MEDIA--6.1%
Liberty Media Corp., Cl. A                                                             2,102,400        21,801,888
------------------------------------------------------------------------------------------------------------------
Liberty Media International, Inc., Cl. A 1                                                65,504         2,865,145
------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                                         2,313,567        21,886,344
------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                                      188,800         6,575,904
                                                                                                    --------------
                                                                                                        53,129,281

------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The)                                                                          118,800         2,594,592
------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.9%
------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.2%
Constellation Brands, Inc., Cl. A 1                                                      187,000         9,886,690
------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Tyson Foods, Inc., Cl. A                                                                 328,900         5,486,052
------------------------------------------------------------------------------------------------------------------
TOBACCO--2.1%
Altria Group, Inc.                                                                       282,400        18,466,136
------------------------------------------------------------------------------------------------------------------
ENERGY--4.2%
------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Halliburton Co.                                                                          103,300         4,467,725
------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.7%
BP plc, ADR                                                                               70,900         4,424,160
------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                       49,100         3,716,870
------------------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                                     62,300         8,441,650
------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                       112,000         4,326,472
------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                    200,400         6,857,839
------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                            37,500         4,396,125
                                                                                                    --------------
                                                                                                        32,163,116

------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.1%
------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
UBS AG                                                                                    34,492         2,911,812
------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
Bank of America Corp.                                                                    195,352         8,615,023
------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                            85,974         4,376,936


                         14 | OPPENHEIMER BALANCED FUND

                                                                                                             VALUE
                                                                                          SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Wells Fargo & Co.                                                                         77,300    $    4,622,540
                                                                                                    --------------
                                                                                                        17,614,499

------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.1%
Citigroup, Inc.                                                                          230,700        10,367,658
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                     144,300         4,992,780
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                            99,200         9,340,672
------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                            43,000         2,461,750
                                                                                                    --------------
                                                                                                        27,162,860

------------------------------------------------------------------------------------------------------------------
INSURANCE--2.3%
Assured Guaranty Ltd.                                                                    255,600         4,588,020
------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                     49,600         4,221,456
------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                          400,900        11,032,768
                                                                                                    --------------
                                                                                                        19,842,244

------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Host Marriott Corp.                                                                      197,600         3,272,256
------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.0%
Countrywide Financial Corp.                                                              114,800         3,726,408
------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                               74,100         4,683,120
                                                                                                    --------------
                                                                                                         8,409,528

------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.7%
------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.7%
MedImmune, Inc. 1                                                                        236,000         5,619,160
------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                    222,400         9,380,832
                                                                                                    --------------
                                                                                                        14,999,992

------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Beckman Coulter, Inc.                                                                     85,200         5,661,540
------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Manor Care, Inc.                                                                          67,000         2,436,120
------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                                 491,500         5,666,995
                                                                                                    --------------
                                                                                                         8,103,115

------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.4%
GlaxoSmithKline plc, ADR                                                                  87,800         4,031,776
------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                              127,663         5,954,192
------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                             291,740         7,664,010
------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                    245,800         4,461,270


                         15 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                             VALUE
                                                                                          SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Watson Pharmaceuticals, Inc. 1                                                           239,900    $    7,372,127
                                                                                                    --------------
                                                                                                        29,483,375

------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.5%
------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
Empresa Brasileira de Aeronautica SA, ADR                                                142,100         4,447,730
------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                            245,700         9,142,497
------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                 957,717         9,270,701
------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                             170,100         6,582,870
                                                                                                    --------------
                                                                                                        29,443,798

------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
Cendant Corp.                                                                            873,700        17,945,798
------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
GrafTech International Ltd. 1                                                            230,900         1,313,821
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
General Electric Co.                                                                     137,700         4,965,462
------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                   71,000         2,399,800
                                                                                                    --------------
                                                                                                         7,365,262

------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.2%
------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.1%
Hewlett-Packard Co.                                                                      204,479         4,486,269
------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                    147,100        13,441,998
                                                                                                    --------------
                                                                                                        17,928,267

------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Flextronics International Ltd. 1                                                         485,300         5,843,012
------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
Net2Phone, Inc. 1                                                                        676,600         1,089,326
------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
CSG Systems International, Inc. 1                                                        162,300         2,643,867
------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.2%
Freescale Semiconductor, Inc., Cl. A 1                                                   397,500         6,737,625
------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                              180,700         4,197,661
                                                                                                    --------------
                                                                                                        10,935,286

------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.8%
Computer Associates International, Inc.                                                      146             3,957
------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                        345,329         2,486,369
------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          408,500         9,873,445


                         16 | OPPENHEIMER BALANCED FUND

                                                                                                             VALUE
                                                                                          SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
SOFTWARE Continued
Novell, Inc. 1                                                                           900,300    $    5,365,788
------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                         120,700         2,184,670
------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                    550,800        21,536,280
                                                                                                    --------------
                                                                                                        41,450,509

------------------------------------------------------------------------------------------------------------------
MATERIALS--1.2%
------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Praxair, Inc.                                                                             82,700         3,958,022
------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Companhia Vale do Rio Doce, Sponsored ADR                                                162,900         4,328,253
------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Bowater, Inc.                                                                             47,100         1,774,257
------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.2%
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
IDT Corp., Cl. B 1                                                                       696,200        10,296,798
------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1                                                          450,000                --
                                                                                                    --------------
                                                                                                        10,296,798

------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Leap Wireless International, Inc. 1                                                        2,251            58,639
------------------------------------------------------------------------------------------------------------------
UTILITIES--1.5%
------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
AES Corp. (The) 1                                                                        534,000         8,746,920
------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                   344,500         3,920,410
                                                                                                    --------------
                                                                                                        12,667,330
                                                                                                    --------------
Total Common Stocks (Cost $329,088,224)                                                                445,606,246


                                                                                           UNITS
------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1 (Cost $0)                                 11,758             7,878


                                                                                       PRINCIPAL
                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--7.0%
------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 2.91%, 4/20/08 2,3                                         $     550,000           550,000
------------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                    245,809           245,538
------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                 1,244,719         1,241,504
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                                 2,180,000         2,177,356


                         17 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                              $   1,870,000    $    1,840,174
------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                   161,161           160,857
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2                                                 714,401           710,229
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 2                                                 680,000           680,000
------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                                    92,541            92,406
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                                   409,124           408,437
Series 2003-3, Cl. 1A2, 1.93%, 5/25/18                                                   278,357           277,924
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                                1,233,539         1,229,897
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                 400,000           397,544
Series 2004-1, Cl. 2A1, 2.96%, 9/25/21 3                                                 307,963           308,156
------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                                      325,602           327,209
------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 2                                             1,330,000         1,320,738
------------------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                                      440,705           439,715
------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                 1,760,000         1,796,171
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                                 1,430,000         1,433,168
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                      270,000           265,109
------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2003-3, Cl. AF1, 2.97%, 8/25/33 3                                    229,630           229,779
------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 2                                              522,670           522,016
------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates, Series 2002-4, Cl. A1, 3.22%, 2/25/33 3                                    211,213           213,683
------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                                     367,952           368,761
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                                    726,635           730,640
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                    932,674           931,914
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                                                 1,449,706         1,446,770
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                   2,520,000         2,509,053
Series 2005-A, Cl. A2, 3.17%, 9/8/07 2                                                 2,290,000         2,283,126
------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                                   350,000           346,525
------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                 2,478,507         2,470,382
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                 1,370,000         1,357,936
------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                    796,749           794,660


                         18 | OPPENHEIMER BALANCED FUND

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                              $     388,397    $      388,077
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                    879,159           877,704
Series 2005-1, Cl. A2, 3.21%, 5/21/07 2                                                  930,000           927,566
------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                                   261,185           260,954
------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                   411,003           410,783
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                    308,400           308,282
------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 4.16%, 3/15/16 3                                               2,540,000         2,695,762
------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                    750,412           748,316
------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A,
Cl. A2, 2.55%, 1/15/07                                                                 1,250,000         1,244,087
------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                   213,231           213,760
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                    843,128           840,361
------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3%, 11/25/34 2,3                                                  583,221           583,678
------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 2                                              500,000           494,048
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                                 390,000           385,751
Series 2005-2, Cl. A F2, 4.415%, 4/25/35                                                 630,000           630,000
------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Mtg. Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35               3,502,108         3,530,926
------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mg.-Backed Obligations,
Series 2002-B, Cl. A4, 4.39%, 5/15/09                                                  2,949,311         2,963,162
------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                   123,677           123,671
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                  1,783,456         1,779,347
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                  1,530,000         1,526,016
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                  1,190,000         1,184,950
------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                  1,560,000         1,551,347
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                  1,610,000         1,608,185
------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                                      417,097           416,553
------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B,
Cl. A2, 2.40%, 5/21/07                                                                 1,110,000         1,105,199
------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                                2,039,939         2,023,972


                         19 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                             $     396,542    $      396,253
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                 1,580,000         1,571,565
                                                                                                    --------------
Total Asset-Backed Securities (Cost $61,120,871)                                                        60,897,652

------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--33.1%
------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--28.5%
------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--28.2%
Federal Home Loan Mortgage Corp.:
6%, 9/1/24-9/1/34                                                                     16,941,334        17,356,888
6.50%, 7/1/28-4/1/34                                                                   1,900,382         1,979,350
7%, 5/1/29-11/1/32                                                                     4,055,725         4,275,444
7%, 6/1/35 4                                                                           4,299,000         4,524,698
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                   66,753            66,746
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                       285,717           287,112
Series 2034, Cl. Z, 6.50%, 2/15/28                                                       659,213           685,530
Series 2053, Cl. Z, 6.50%, 4/15/28                                                       731,968           760,450
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                      920,811           954,784
Series 2075, Cl. D, 6.50%, 8/15/28                                                     2,187,195         2,271,954
Series 2080, Cl. Z, 6.50%, 8/15/28                                                       591,386           611,940
Series 2387, Cl. PD, 6%, 4/15/30                                                       1,101,682         1,130,812
Series 2466, Cl. PD, 6.50%, 4/15/30                                                      114,614           114,721
Series 2498, Cl. PC, 5.50%, 10/15/14                                                     137,849           138,823
Series 2500, Cl. FD, 3.31%, 3/15/32 3                                                    336,013           337,396
Series 2526, Cl. FE, 3.21%, 6/15/29 3                                                    416,144           418,451
Series 2550, Cl. QK, 4.50%, 4/15/22                                                      517,244           518,302
Series 2551, Cl. FD, 3.21%, 1/15/33 3                                                    333,490           336,194
Series 2583, Cl. KA, 5.50%, 3/15/22                                                    2,554,733         2,585,699
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 5.864%, 6/1/26 5                                                     581,725           123,031
Series 183, Cl. IO, 3.74%, 4/1/27 5                                                      923,092           200,051
Series 184, Cl. IO, 8.29%, 12/1/26 5                                                     967,850           197,289
Series 192, Cl. IO, 10.937%, 2/1/28 5                                                    270,816            54,659
Series 200, Cl. IO, 10.725%, 1/1/29 5                                                    332,744            69,346
Series 2130, Cl. SC, 14.205%, 3/15/29 5                                                  731,001            58,299
Series 2796, Cl. SD, 21.136%, 7/15/26 5                                                1,071,748            94,455
Series 2920, Cl. S, 30.867%, 1/15/35 5                                                 6,869,069           383,294
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 5.874%, 6/1/26 6                                           235,860           199,695


                         20 | OPPENHEIMER BALANCED FUND

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.:
5%, 6/1/18-4/1/35 4                                                                $  53,740,359    $   53,160,313
5.50%, 3/1/33-1/1/34                                                                   8,673,683         8,705,114
5.50%, 4/1/20-4/1/35 4                                                                56,449,000        56,767,456
6%, 5/1/16-3/1/23                                                                     10,288,326        10,598,809
6%, 4/1/20 4                                                                          10,615,000        10,963,299
6.50%, 12/1/27-10/1/30                                                                 1,007,541         1,050,303
6.50%, 4/1/35 4                                                                       34,548,000        35,854,329
7%, 6/1/28-8/1/34                                                                      2,653,410         2,797,079
7%, 4/1/35 4                                                                           2,437,000         2,567,989
7.50%, 8/1/29                                                                            908,295           974,264
8.50%, 7/1/32                                                                             65,168            70,771
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                   1,680,600         1,746,740
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                       280,216           280,890
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                       611,055           617,219
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                       595,944           607,496
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                       461,130           466,466
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                       194,089           196,730
Trust 2002-77, Cl. WF, 3.234%, 12/18/32 3                                                525,232           528,809
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                    734,299           734,632
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                                    2,109,488         2,227,487
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                     2,480,000         2,453,648
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                       177,111           177,214
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                    1,633,000         1,620,991
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 15.955%, 4/25/32 5                                              1,232,657            76,636
Trust 2002-47, Cl. NS, 12.675%, 4/25/32 5                                              1,260,297           115,821
Trust 2002-51, Cl. S, 12.94%, 8/25/32 5                                                1,157,152           106,342
Trust 2002-77, Cl. IS, 13.641%, 12/18/32 5                                             2,100,082           195,458
Trust 319, Cl. 2, 3.929%, 2/1/32 5                                                       629,946           141,237
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-81, Cl. S, 17.217%, 1/25/32 5                                                 658,846            60,765
Trust 2002-9, Cl. MS, 14.197%, 3/25/32 5                                                 877,838            84,279
Trust 2002-52, Cl. SD, 7.319%, 9/25/32 5                                               1,451,454           130,564
Trust 2002-77, Cl. SH, 22.484%, 12/18/32 5                                               839,561            82,241
Trust 2004-54, Cl. DS, 18.428%, 11/25/30 5                                             1,291,201            98,555
Trust 2005-6, Cl. SE, 27.111%, 2/25/35 5                                               4,523,700           275,402
Trust 2005-19, Cl. SA, 27.69%, 3/25/35 5                                              18,705,838         1,081,343
Trust 2005-40, Cl. SA, 0%, 5/25/35 4,5                                                 3,930,000           229,045
Trust 214, Cl. 2, 6.978%, 3/1/23 5                                                     1,713,027           333,548
Trust 222, Cl. 2, 3.25%, 6/1/23 5                                                      1,932,378           389,697
Trust 240, Cl. 2, 6.26%, 9/1/23 5                                                      2,914,544           601,272
Trust 252, Cl. 2, 0.567%, 11/1/23 5                                                    1,466,827           287,994
Trust 254, Cl. 2, 3.712%, 1/1/24 5                                                       737,711           144,759
Trust 273, Cl. 2, 5.74%, 7/1/26 5                                                        421,489            87,611


                         21 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 321, Cl. 2, (1.70)%, 3/1/32 5                                                $   6,438,286    $    1,480,244
Trust 329, Cl. 2, 7.239%, 1/1/33 5                                                     1,422,539           339,782
Trust 333, Cl. 2, 8.18%, 3/1/33 5                                                      6,594,750         1,591,191
Trust 334, Cl. 17, (6.605)%, 2/1/33 5                                                  1,058,696           233,207
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 7.615%, 9/25/23 6                                       643,841           544,154
                                                                                                    --------------
                                                                                                       244,614,608

------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
3.375%, 3/20/26 3                                                                         48,223            49,190
7%, 4/15/26                                                                              292,097           309,836
7.50%, 5/15/27                                                                         1,419,193         1,525,335
------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 12.767%, 1/16/27 5                                             1,421,236           119,518
Series 2002-15, Cl. SM, 7.742%, 2/16/32 5                                              1,331,201           115,974
Series 2002-76, Cl. SY, 12.757%, 12/16/26 5                                            2,759,173           252,888
Series 2004-11, Cl. SM, 8.358%, 1/17/30 5                                              1,079,728            88,033
                                                                                                    --------------
                                                                                                         2,460,774

------------------------------------------------------------------------------------------------------------------
PRIVATE--4.6%
------------------------------------------------------------------------------------------------------------------
COMMERCIAL--4.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42                     1,480,000         1,447,812
------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 3                                                527,118           526,404
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                1,124,564         1,125,409
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                 1,680,381         1,727,642
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                 2,154,075         2,186,361
------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                   750,000           750,770
------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                2,435,766         2,486,706
------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35           980,000         1,033,057
------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                  960,000           952,372
Series 2005-C1, Cl. A3, 4.578%, 6/10/48                                                  650,000           638,504
------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                    940,000           922,367


                         22 | OPPENHEIMER BALANCED FUND

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                 $     668,398    $      699,900
------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                    1,330,000         1,310,362
------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                               1,000,244           973,239
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                 620,000           619,171
------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 04-12,
Cl. 3A1, 4.513%, 12/25/34 2,3                                                          2,154,155         2,151,556
------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                   2,566,670         2,626,169
------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 3                                   3,541,867         3,531,710
------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                  1,130,000         1,197,692
------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                          1,362,000         1,531,473
------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl. F, 8.421%, 1/20/28 2,3                    250,000           205,781
------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                               1,930,000         1,904,137
Series 2005-C17, Cl. A2, 4.763%, 3/15/42                                               2,190,000         2,194,534
------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2A1, 4.545%, 1/25/35 3                                             2,973,932         2,976,843
Series 2004-N, Cl. A10, 3.803%, 8/25/34 2                                              2,036,593         2,041,090
Series 2004-W, Cl. A2, 4.623%, 11/25/34 3                                              1,031,923         1,031,497
                                                                                                    --------------
                                                                                                        38,792,558

------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.1%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 3.03%, 10/25/34 3                                             1,472,202         1,473,806
                                                                                                    --------------
Total Mortgage-Backed Obligations (Cost $288,191,338)                                                  287,341,746

------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.4%
------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.96%, 10/5/07 7                                               1,245,000         1,122,527
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.125%, 11/15/06                                  2,600,000         2,569,250
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                        3,495,000         3,484,574
6.625%, 9/15/09                                                                          475,000           516,755
6.875%, 9/15/10                                                                        1,000,000         1,111,879
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                                         5,470,000         5,491,202
6.625%, 9/15/09                                                                          365,000           396,932
7.25%, 1/15/10-5/15/30                                                                 6,615,000         7,606,012


                         23 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                   $     375,000    $      389,253
7.125%, 5/1/30                                                                         1,128,000         1,439,439
Series A, 6.79%, 5/23/12                                                              11,936,000        13,462,292
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.375%, 8/15/12                                                                        1,090,000         1,092,896
5.50%, 8/15/28                                                                         2,566,000         2,788,321
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 2.50%, 9/30/06-10/31/06                                            5,715,000         5,616,587
                                                                                                    --------------

Total U.S. Government Obligations (Cost $47,588,246)                                                    47,087,919

------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $726,774)                               665,000           735,823

------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--15.1%
------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                       500,000           582,171
------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                            1,675,000         1,724,156
------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 8                       720,000           725,933
------------------------------------------------------------------------------------------------------------------
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                                                              885,000         1,044,971
8.70% Sr. Unsec. Debs., 5/1/30                                                           459,000           580,697
------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                      740,000           768,675
------------------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8                             365,000           361,767
------------------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                                     495,000           486,326
------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                                    650,000           645,522
------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                                    1,220,000         1,193,527
------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                           1,515,000         1,772,302
------------------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                                  1,030,000         1,355,101
------------------------------------------------------------------------------------------------------------------
Bank of America Corp.:
4.875% Sr. Unsec. Nts., 1/15/13                                                           23,000            22,866
7.80% Jr. Unsec. Sub. Nts., 2/15/10                                                      500,000           566,567
------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                                     140,000           151,753
------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                                  770,000           820,050
------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp.:
5.75% Sr. Nts., 2/15/07                                                                  142,000           145,883
6.50% Nts., 2/15/12 9                                                                  1,000,000         1,086,406
------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.625% Bonds, 12/15/30                                   930,000         1,242,915
------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                                        238,000           234,929
------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                                  980,000         1,010,843
8.125% Unsec. Nts., Series B, 7/15/05                                                    335,000           339,514
------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                      1,710,000         1,844,474


                         24 | OPPENHEIMER BALANCED FUND

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                                   $     895,000    $      950,938
------------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                                2,020,000         2,136,409
------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                  1,410,000         1,633,147
------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
6.625% Unsec. Sub. Nts., 6/15/32                                                       1,295,000         1,448,779
6.875% Unsec. Nts., 2/15/98                                                              550,000           628,261
------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                     399,000           438,900
------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                        440,000           563,947
------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                    925,000           948,154
------------------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                               230,000           230,602
------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, 7% Unsec. Nts., 4/1/12                                     1,455,000         1,620,240
------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                                    215,000           237,472
------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 8                                    970,000         1,037,754
------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.50% Nts., 8/15/13                            2,035,000         2,079,807
------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                   780,000           821,492
------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                                  760,000           757,317
------------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 7.20% Unsec. Nts., 9/1/09                           2,030,000         2,187,479
------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                         810,000           988,149
------------------------------------------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                                                      1,020,000         1,002,975
------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                  1,050,000         1,208,872
------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                725,000           830,256
------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                            830,000           852,515
------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                                   980,000           987,303
------------------------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                                          295,000           308,486
8.10% Unsec. Nts., 8/1/10                                                                680,000           773,222
8.375% Nts., 3/15/06                                                                     560,000           582,378
------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                      1,205,000         1,269,988
------------------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                 1,875,000         1,817,826
------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                730,000           742,684
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                               835,000           948,751
------------------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                                   350,000           371,376
------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts., 10/28/09                                             375,000           376,999
------------------------------------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 3                                                             960,000         1,099,780
8.75% Sr. Unsec. Nts., 3/1/31 3                                                          310,000           409,232
------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                            585,000           575,128
------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07 2                                                                    496,000           520,180
9.80% Unsub. Nts., 12/15/08 3                                                            199,000           232,581


                         25 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                         $   1,400,000    $    1,380,977
------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.25% Nts., 3/2/11                                                                     1,800,000         1,673,154
8% Bonds, 11/1/31                                                                      1,440,000         1,257,157
------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                         1,965,000         2,026,009
------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                       480,000           469,249
------------------------------------------------------------------------------------------------------------------
HCA Healthcare Corp., 6.91% Sr. Sub. Nts., 6/15/05                                       695,000           702,817
------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                                 2,270,000         2,183,552
------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                             635,000           678,109
------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                     2,245,000         2,189,335
------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,3                             810,000           886,950
------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                                                775,000           765,870
8.75% Sr. Unsec. Nts., 8/15/08                                                           565,000           632,477
------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                                 1,640,000         1,648,200
------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                                   1,341,000         1,532,882
------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 1,11              250,000           215,000
------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                       810,000           871,065
------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                  2,040,000         2,077,885
------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                              1,255,000         1,344,293
------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                   1,450,000         1,570,549
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                        1,165,000         1,243,880
------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                     185,000           195,270
------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                              880,000           906,707
------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                    1,105,000         1,043,150
------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                          935,000           947,561
------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 7.65% Unsec. Unsub. Debs., 5/1/16                                 682,000           816,855
------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Sr. Unsec. Nts., 3/15/07                           1,245,000         1,265,165
------------------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                                      796,000           785,528
7.90% Unsec. Debs., 10/15/07                                                             735,000           787,497
------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                          1,620,000         1,829,217
------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                              228,000           236,954
------------------------------------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14                                       1,705,000         1,669,412
------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc., 4.726% Nts., 2/22/06 8                                              1,715,000         1,724,741
------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                        2,090,000         2,051,141
------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                       760,000           830,767
------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                            124,000           133,604


                         26 | OPPENHEIMER BALANCED FUND

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                $     250,000    $      245,115
7.875% Sr. Unsec. Nts., 11/15/10                                                       1,070,000         1,221,609
------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                       1,125,000         1,256,103
------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                    570,000           617,595
------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 8                  577,220           546,676
------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                            1,215,000         1,541,498
------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8                              1,285,000         1,675,418
------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                         915,000           941,048
------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 2                                   810,000           836,325
------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                        750,000           866,372
------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                                 312,000           314,586
------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                          2,110,000         2,111,960
------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                      900,000         1,014,131
------------------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                               820,000           822,444
5.625% Unsec. Unsub. Nts., 8/15/14                                                       795,000           800,114
------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
6% Sr. Unsec. Nts., 1/15/07                                                              870,000           894,716
8.75% Nts., 3/15/32                                                                      725,000           943,429
------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                         1,350,000         1,400,625
------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 2,10                               136,379           137,061
------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                        965,000           953,252
7.75% Unsec. Sub. Nts., 5/1/10                                                            86,000            97,783
------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                               1,720,000         2,158,722
------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                                       680,000           766,700
------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 8                                    1,145,000         1,118,530
------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                            695,000           860,001
------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                                308,000           391,975
------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                 770,000           829,675
------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                      1,605,000         1,570,863
------------------------------------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 8                                                        795,000           770,956
------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                 1,220,000         1,241,787
6.375% Nts., 10/15/11                                                                  1,000,000         1,068,978
6.75% Sr. Unsub. Nts., 2/15/11                                                           515,000           558,723
------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds, 3/15/15                                          530,000           518,940
------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                         241,000           236,222
3.50% Sr. Unsec. Nts., 10/15/07                                                        1,255,000         1,227,463


                         27 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                          $   1,765,000    $    1,809,826
-------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                                     290,000           325,107
7.125% Sr. Unsec. Nts., 10/1/07                                                        1,185,000         1,257,605
-------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 2,10                               292,000           321,200
-------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                      1,755,000         1,832,152
                                                                                                    ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $131,251,511)                                    131,002,991

-------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.7%
-------------------------------------------------------------------------------------------------------------------
Undivided interest of 5.87% in joint repurchase agreement (Principal Amount/
Value $838,272,000, with a maturity value of $838,336,035) with UBS Warburg
LLC, 2.75%, dated 3/31/05, to be repurchased at $49,214,759 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%, 5/1/19--3/1/34,
with a value of $857,182,684 (Cost $49,211,000)                                       49,211,000        49,211,000
-------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $907,177,964)                                          1,021,891,255

-------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.8%
-------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.3%
Whitehawk CDO Funding Corp., 3.08%, 6/15/05 12                                         2,000,000         2,000,000
-------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.4%
Undivided interest of 4.19% in joint repurchase agreement (Principal Amount/
Value $500,000,000, with a maturity value of $500,040,972) with Merrill Lynch
Securities/MLPFS, 2.95%, dated 3/31/05, to be repurchased at $20,959,534 on
4/1/05, collateralized by AA Asset-Backed Securities, 0.0%-7.76%,
6/15/09-1/25/45, with a value of $525,002,014 12                                      20,957,817        20,957,817
-------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.1%
Bear Stearns, 3.055%, 4/1/05 12                                                        1,000,000         1,000,000
                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $23,957,817)                                                                                      23,957,817

-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $931,135,781)                                            120.6%    1,045,849,072
-------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                      (20.6)     (178,809,592)
                                                                                   --------------------------------
NET ASSETS                                                                                 100.0%   $  867,039,480
                                                                                   ================================


                         28 | OPPENHEIMER BALANCED FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $16,618,314, which represents 1.92% of the Fund's net assets. See Note 8 of Notes to Financial Statements.

3. Represents the current interest rate for a variable or increasing rate security.

4. When-issued security or forward commitment to be delivered and settled after March 31, 2005. See Note 1 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $9,923,830 or 1.14% of the Fund's net assets as of March 31, 2005.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $743,849 or 0.09% of the Fund's net assets as of March 31, 2005.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $12,229,682 or 1.41% of the Fund's net assets as of March 31, 2005.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $1,086,406. See Note 6 of Notes to Financial Statements.

10. Interest or dividend is paid-in-kind.

11. Issue is in default. See Note 1 of Notes to Financial Statements.

12. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         29 | OPPENHEIMER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2005
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $39,885,266)
(cost $931,135,781)--see accompanying statement of investments                           $ 1,045,849,072
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,072,432
---------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                              16,715,981
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $43,759,960 sold on a when-issued basis or forward
commitment)                                                                                   44,732,983
Interest, dividends and principal paydowns                                                     4,187,774
Shares of beneficial interest sold                                                             1,065,167
Other                                                                                             25,941
                                                                                         ----------------
Total assets                                                                               1,113,649,350

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                    40,673,798
---------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                         65,754
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $202,077,999 purchased on a when-issued basis
or forward commitment)                                                                       203,904,148
Shares of beneficial interest redeemed                                                           984,523
Distribution and service plan fees                                                               446,325
Trustees' compensation                                                                           148,010
Futures margins                                                                                  126,328
Transfer and shareholder servicing agent fees                                                     98,600
Shareholder communications                                                                        97,826
Other                                                                                             64,558
                                                                                         ----------------
Total liabilities                                                                            246,609,870

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $   867,039,480
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $   721,356,167
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              3,416,295
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                27,205,104
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                            115,061,914
                                                                                         ----------------
NET ASSETS                                                                               $   867,039,480
                                                                                         ================


                         30 | OPPENHEIMER BALANCED FUND

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$687,335,249 and 49,555,358 shares of beneficial interest outstanding)                          $  13.87
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                        $  14.72
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $91,970,798 and 6,762,339 shares of beneficial interest outstanding)                         $  13.60
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $77,602,038 and 5,680,596 shares of beneficial interest outstanding)                  $  13.66
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $10,131,395 and 736,928 shares of beneficial interest outstanding)                    $  13.75

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         31 | OPPENHEIMER BALANCED FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                        $     7,417,006
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $79,497)               4,251,642
--------------------------------------------------------------------------------
Portfolio lending fees                                                   27,446
                                                                ----------------
Total investment income                                              11,696,094

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,968,632
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 673,214
Class B                                                                 445,603
Class C                                                                 365,147
Class N                                                                  23,657
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 405,540
Class B                                                                 100,040
Class C                                                                  63,112
Class N                                                                  12,732
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  56,765
Class B                                                                  19,289
Class C                                                                   9,567
Class N                                                                   1,080
--------------------------------------------------------------------------------
Trustees' compensation                                                   15,074
--------------------------------------------------------------------------------
Custodian fees and expenses                                               8,017
--------------------------------------------------------------------------------
Other                                                                    49,282
                                                                ----------------
Total expenses                                                        5,216,751
Less reduction to custodian expenses                                     (7,799)
                                                                ----------------
Net expenses                                                          5,208,952

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 6,487,142


                         32 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                     $    33,025,027
Closing of futures contracts                                          2,674,511
Foreign currency transactions                                           130,339
Swap contracts                                                            7,762
                                                                ----------------
Net realized gain                                                    35,837,639
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                           8,215,636
Translation of assets and liabilities denominated in
foreign currencies                                                      619,978
Futures contracts                                                      (773,066)
Swap contracts                                                          (80,886)
                                                                ----------------
Net change in unrealized appreciation                                 7,981,662

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    50,306,443
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         33 | OPPENHEIMER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS                 YEAR
                                                                           ENDED                ENDED
                                                                  MARCH 31, 2005        SEPTEMBER 30,
                                                                     (UNAUDITED)                 2004
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $    6,487,142        $   6,881,213
------------------------------------------------------------------------------------------------------
Net realized gain                                                     35,837,639           64,202,686
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                  7,981,662              240,460
                                                                  ------------------------------------
Net increase in net assets resulting from operations                  50,306,443           71,324,359

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                               (2,136,452)          (4,777,266)
Class B                                                                 (118,750)            (111,890)
Class C                                                                 (112,560)            (122,220)
Class N                                                                  (21,990)             (30,405)
------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                              (33,213,929)                  --
Class B                                                               (4,435,486)                  --
Class C                                                               (3,587,318)                  --
Class N                                                                 (466,585)                  --

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                               30,055,891           20,788,123
Class B                                                                6,666,630           13,846,692
Class C                                                                9,323,201           16,261,663
Class N                                                                1,311,522            4,986,013

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase                                                        53,570,617          122,165,069
------------------------------------------------------------------------------------------------------
Beginning of period                                                  813,468,863          691,303,794
                                                                  ------------------------------------
End of period (including accumulated net investment income
(loss) of $3,416,295 and $(681,095), respectively)                $  867,039,480        $ 813,468,863
                                                                  ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         34 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                 YEAR
                                                   ENDED                                                                ENDED
                                          MARCH 31, 2005                                                            SEPT. 30,
CLASS A                                      (UNAUDITED)          2004          2003         2002         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   13.75     $   12.55     $   10.51    $   12.14    $   14.23    $     14.06
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .12 1         .14           .21          .35          .43            .53
Net realized and unrealized gain (loss)              .74          1.16          2.08        (1.29)       (1.40)          1.21
                                               --------------------------------------------------------------------------------
Total from investment operations                     .86          1.30          2.29         (.94)        (.97)          1.74
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.04)         (.10)         (.22)        (.31)        (.38)          (.48)
Tax return of capital distribution                    --            --          (.03)          --           --             --
Distributions from net realized gain                (.70)           --            --         (.38)        (.74)         (1.09)
                                               --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.74)         (.10)         (.25)        (.69)       (1.12)         (1.57)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   13.87     $   13.75     $   12.55    $   10.51    $   12.14    $     14.23
                                               ================================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  6.32%        10.37%        21.98%       (8.58)%      (7.27)%        13.31%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $ 687,335     $ 651,754     $ 575,799    $ 483,311    $ 562,281    $   639,648
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 681,281     $ 631,041     $ 523,477    $ 570,796    $ 626,251    $   644,356
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               1.70%         1.05%         1.78%        2.84%        3.16%          3.71%
Total expenses                                      1.05%         1.07%         1.11%        1.15%        1.01%          1.13%
Expenses after payments and waivers and
reduction to custodian expenses                      N/A 4        1.06%          N/A 4        N/A 4        N/A 4          N/A 4
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41% 5         61% 6        205%          31%          40%            33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,212,069,038 and $1,209,479,746, respectively.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,069,526,653 and $1,026,457,980, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         35 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                     YEAR
                                                   ENDED                                                                    ENDED
                                          MARCH 31, 2005                                                                SEPT. 30,
CLASS B                                      (UNAUDITED)          2004            2003          2002          2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   13.53     $   12.40       $   10.38     $   12.01     $   14.08    $     13.93
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .05 1         .02             .09           .25           .31            .41
Net realized and unrealized gain (loss)              .74          1.13            2.07         (1.29)        (1.36)          1.19
                                               -------------------------------------------------------------------------------------
Total from investment operations                     .79          1.15            2.16         (1.04)        (1.05)          1.60
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.02)         (.02)           (.11)         (.21)         (.28)          (.36)
Tax return of capital distribution                    --            --            (.03)           --            --             --
Distributions from net realized gain                (.70)           --              --          (.38)         (.74)         (1.09)
                                               -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.72)         (.02)           (.14)         (.59)        (1.02)         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   13.60     $   13.53       $   12.40     $   10.38     $   12.01    $     14.08
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  5.85%         9.26%          20.91%        (9.38)%       (7.96)%        12.30%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $  91,971     $  84,924       $  64,944     $  54,757     $  63,487    $    66,777
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $  89,615     $  77,082       $  57,836     $  64,702     $  67,959    $    66,956
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               0.77%         0.11%           0.81%         2.02%         2.37%          2.92%
Total expenses                                      1.98% 4       2.02% 4,5       2.08% 4       1.97% 4       1.81% 4        1.94% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41% 6         61% 7          205%           31%           40%            33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,212,069,038 and $1,209,479,746, respectively.

7. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,069,526,653 and $1,026,457,980, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         36 | OPPENHEIMER BALANCED FUND

                                              SIX MONTHS                                                                 YEAR
                                                   ENDED                                                                ENDED
                                          MARCH 31, 2005                                                             SEPT. 30,
CLASS C                                      (UNAUDITED)         2004           2003         2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   13.59     $  12.44       $  10.42     $  12.06      $  14.13      $  13.97
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .06 1        .04            .11          .24           .31           .41
Net realized and unrealized gain (loss)              .73         1.13           2.06        (1.29)        (1.37)         1.20
                                               ---------------------------------------------------------------------------------
Total from investment operations                     .79         1.17           2.17        (1.05)        (1.06)         1.61
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.02)        (.02)          (.12)        (.21)         (.27)         (.36)
Tax return of capital distribution                    --           --           (.03)          --            --            --
Distributions from net realized gain                (.70)          --             --         (.38)         (.74)        (1.09)
                                               ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.72)        (.02)          (.15)        (.59)        (1.01)        (1.45)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   13.66     $  13.59       $  12.44     $  10.42      $  12.06      $  14.13
                                               =================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  5.84%        9.45%         20.98%       (9.41)%       (8.00)%       12.35%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $  77,602     $ 68,018       $ 47,212     $ 33,300      $ 36,171      $ 38,522
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $  73,490     $ 60,095       $ 38,407     $ 37,412      $ 39,030      $ 38,597
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               0.84%        0.19%          0.90%        2.03%         2.37%         2.92%
Total expenses                                      1.91% 4      1.93% 4,5      1.98% 4      1.96% 4       1.81% 4       1.94% 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41% 6        61% 7         205%          31%           40%           33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,212,069,038 and $1,209,479,746, respectively.

7. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,069,526,653 and $1,026,457,980, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         37 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                     YEAR
                                                     ENDED                                                    ENDED
                                                 MARCH 31,                                                SEPT. 30,
CLASS N                                        (UNAUDITED)           2004         2003          2002         2001 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    13.65       $  12.49     $  10.48      $  12.13      $    13.67
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .09 2          .10          .20           .39             .24
Net realized and unrealized gain (loss)               .74           1.12         2.01         (1.38)          (1.48)
                                               ----------------------------------------------------------------------
Total from investment operations                      .83           1.22         2.21          (.99)          (1.24)
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.03)          (.06)        (.17)         (.28)           (.30)
Tax return of capital distribution                     --             --         (.03)           --              --
Distributions from net realized gain                 (.70)            --           --          (.38)             --
                                               ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.73)          (.06)        (.20)         (.66)           (.30)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    13.75       $  13.65     $  12.49      $  10.48      $    12.13
                                               ======================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   6.11%          9.77%       21.27%        (8.94)%         (9.30)%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $   10,131       $  8,772     $  3,349      $    798      $       95
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $    9,520       $  5,701     $  1,604      $    454      $       12
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                1.24%          0.55%        1.24%         2.49%           5.81%
Total expenses                                       1.50%          1.58%        1.76%         1.48%           1.32%
Expenses after payments and waivers and
reduction to custodian expenses                       N/A 5         1.57%        1.62%          N/A 5           N/A 5
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                41% 6          61% 7       205%           31%             40%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,212,069,038 and $1,209,479,746, respectively.

7. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,069,526,653 and $1,026,457,980, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         38 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Balanced Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund's investment objective is to seek high total investment return consistent with the preservation of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                         39 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Fund had purchased $202,077,999 of securities issued on a when-issued basis or forward commitment and sold $43,759,960 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2005, securities with an aggregate market value of $215,000, representing 0.02% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held


                         40 | OPPENHEIMER BALANCED FUND
and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the year ended September 30, 2004, the Fund utilized $4,257,280 of capital loss carryforward to offset realized capital gains in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2005, the Fund's projected benefit obligations were increased by $3,573 and payments of $10,565 were made to retired trustees, resulting in an accumulated liability of $121,827 as of March 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for


                         41 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                         42 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED MARCH 31, 2005         YEAR ENDED SEPTEMBER 30, 2004
                                     SHARES               AMOUNT            SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                              3,083,836        $  43,291,650         6,122,137      $   82,783,982
Dividends and/or
distributions reinvested          2,333,752           32,433,894           313,143           4,294,088
Redeemed                         (3,258,564)         (45,669,653)       (4,905,906)        (66,289,947)
                               ------------------------------------------------------------------------
Net increase                      2,159,024        $  30,055,891         1,529,374      $   20,788,123
                               ========================================================================

-------------------------------------------------------------------------------------------------------
CLASS B
Sold                              1,035,803        $  14,270,240         2,864,209      $   38,137,332
Dividends and/or
distributions reinvested            309,953            4,225,611             7,693             103,111
Redeemed                           (857,947)         (11,829,221)       (1,835,055)        (24,393,751)
                               ------------------------------------------------------------------------
Net increase                        487,809        $   6,666,630         1,036,847      $   13,846,692
                               ========================================================================

-------------------------------------------------------------------------------------------------------
CLASS C
Sold                                908,071        $  12,578,784         2,004,496      $   26,837,027
Dividends and/or
distributions reinvested            251,180            3,439,568             8,365             112,683
Redeemed                           (483,913)          (6,695,151)         (801,328)        (10,688,047)
                               ------------------------------------------------------------------------
Net increase                        675,338        $   9,323,201         1,211,533      $   16,261,663
                               ========================================================================

-------------------------------------------------------------------------------------------------------
CLASS N
Sold                                138,490        $   1,928,352           553,663      $    7,419,779
Dividends and/or
distributions reinvested             34,517              475,835             2,182              29,726
Redeemed                            (78,541)          (1,092,665)         (181,488)         (2,463,492)
                               ------------------------------------------------------------------------
Net increase                         94,466        $   1,311,522           374,357      $    4,986,013
                               ========================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended March 31, 2005, were $294,970,018 and $250,557,417, respectively. There were purchases of $54,825,656 and sales of $67,465,709 of U.S. government and government agency obligations for the six months ended March 31, 2005. In addition, there were purchases of $1,212,069,038 and sales of $1,209,479,746 of To Be Announced (TBA) mortgage-related securities for the six months ended March 31, 2005.


                         43 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2005, the Fund paid $581,144 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2005 for Class B, Class C and Class N shares were $2,769,742, $1,284,827 and $119,146, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance,


                         44 | OPPENHEIMER BALANCED FUND
as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A          CLASS B          CLASS C         CLASS N
                          CLASS A     CONTINGENT       CONTINGENT       CONTINGENT      CONTINGENT
                        FRONT-END       DEFERRED         DEFERRED         DEFERRED        DEFERRED
                    SALES CHARGES  SALES CHARGES    SALES CHARGES    SALES CHARGES   SALES CHARGES
SIX MONTHS            RETAINED BY    RETAINED BY      RETAINED BY      RETAINED BY     RETAINED BY
ENDED                 DISTRIBUTOR    DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
March 31, 2005          $ 214,285        $ 2,464         $ 91,662          $ 5,296         $ 2,811

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of March 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

      A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures


                         45 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                            UNREALIZED
                                      EXPIRATION        NUMBER OF   VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                       DATES        CONTRACTS    MARCH 31, 2005     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                          6/21/05              368     $  40,986,000      $    (459,700)
U.S. Treasury Nts., 10 yr.               6/21/05               99        10,817,297            (20,945)
                                                                                         --------------
                                                                                              (480,645)
                                                                                         --------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.                6/30/05              366        75,721,969            211,196
U.S. Treasury Nts., 5 yr.                6/21/05              806        86,317,563            679,571
                                                                                         --------------
                                                                                               890,767
                                                                                         --------------
                                                                                         $     410,122
                                                                                         ==============

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


                         46 | OPPENHEIMER BALANCED FUND

As of March 31, 2005, the Fund had entered into the following total return swap agreements:

                                                   PAID BY       RECEIVED BY
                                 NOTIONAL      THE FUND AT       THE FUND AT         TERMINATION      UNREALIZED
SWAP COUNTERPARTY                  AMOUNT   MARCH 31, 2005    MARCH 31, 2005                DATE    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
                                                                    Value of
                                                             total return of
Goldman Sachs                                    One-Month   Lehman Brothers
Capital Markets LP             $5,500,000        LIBOR BBA        CMBS Index              4/4/05        $ 65,754

Index abbreviations are as follows:
CMBS       Commercial Mortgage Backed Securities Markets
LIBOR BBA  London-Interbank Offered Rate British Bankers Association

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Fund had on loan securities valued at $39,885,266. Collateral of $40,673,798 was received for the loans, of which $23,957,817 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
10. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single


                         47 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. LITIGATION Continued

action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         48 | OPPENHEIMER BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         49 | OPPENHEIMER BALANCED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of the Fund's portfolio managers and the Manager's value and fixed-income investment teams and analysts. The equity component of the Fund's portfolio has been managed by Emmanuel Ferreira, Christopher Leavy since January 2003. Mr. Leavy has been a Senior Vice President of the Manager since September 2000 and Mr. Ferreira has been a Vice President of the Manager since January 2003. Mr. Ferreira has had over 11 years of


                         50 | OPPENHEIMER BALANCED FUND
experience managing fixed income investments. The Fund's fixed-income component has been managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord, Charles Moon, Geoffrey Caan and Antulio N. Bomfim. Mr. Manioudakis has been a portfolio manager of the Fund since January 2003, a Senior Vice President of the Manager and of HarbourView Asset Management Corporation since April 2002 and a Senior Vice President of OFI Institutional Asset Management, Inc. since June 2002. Mr. Gord and Mr. Moon have been portfolio managers of the Fund since 2003 and Vice Presidents of the Manager since April 2002. Mr. Caan has been a portfolio manager of the Fund and a Vice President of the Manager, and Mr. Bomfim has been a portfolio manager of the Fund and a Vice President of the Manager, since 2003. Mr. Manioudakis was Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management ("MA&S") from August 1993 through April 2002. Mr. Gord was an Executive Director and a senior fixed income analyst at MA&S from April 1992 through March 2002 and Mr. Moon was an Executive Director and portfolio manager at MA&S from June 1999 through March 2002. Mr. Caan was a Vice President of ABN AMRO N.A., Inc. from June 2002 through August 2003, and a Vice President of Zurich Scudder Investments from January 1999 through June 2002. Mr. Bomfim was a Senior Economist at the Board of Governors of the Federal Reserve System from June 1992 to October 2003. Messrs. Manioudakis, Gord, Caan, Moon and Bomfim have each had between 10 and 15 years of experience managing fixed-income investments.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other balanced funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-, three-, five- and ten-year performance were each better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other balanced funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are higher than its peer group average. However, the Fund's total expenses are slightly lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and services provided to


                         51 | OPPENHEIMER BALANCED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund has recently experienced moderate asset growth but, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                         52 | OPPENHEIMER BALANCED FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable.

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund


By:  /s/ John V. Murphy
     ----------------------------
     John V. Murphy
     Principal Executive Officer

Date:May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005